Investment Risks	Feb. 28, 2025
SRH REIT Covered Call ETF | REIT Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	REIT Risk. The value of investments in REIT shares may decline because of adverse developments affecting the real estate industry and real property values. In general, real estate values can be affected by a variety of factors, including supply and demand for properties, the economic health of the country or of different regions, and the strength of specific industries that rent properties. Also, qualification as a REIT under the Internal Revenue Code of 1986, as amended (the “Code”) in any particular year is a complex analysis that depends on a number of factors. There can be no assurance that an entity in which the Fund invests with the expectation that it will be taxed as a REIT will, in fact, qualify as a REIT. An entity that fails to qualify as a REIT would be subject to a corporate level tax, would not be entitled to a deduction for dividends paid to its shareholders and would not pass through to its shareholders the character of income earned by the entity.

SRH REIT Covered Call ETF | Real Estate Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Real Estate Investment Risk. The Fund concentrates its investments in real estate companies such as REITs. As such, the Fund is subject to risks associated with the direct ownership of real estate securities and an investment in the Fund will be closely linked to the performance of the real estate markets. These risks include, among others: declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds or other limits to accessing the credit or capital markets; defaults by borrowers or tenants, particularly during an economic downturn; and changes in interest rates. Real estate is highly sensitive to general and local economic conditions and developments and is characterized by intense competition and periodic overbuilding. Many real estate companies, including REITs, utilize leverage (and some may be highly leveraged), which increases investment risk and the risk normally associated with debt financing, and could potentially magnify the Fund’s losses.

SRH REIT Covered Call ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Concentration Risk. Real estate companies may own a limited number of properties and concentrate their investments in a particular geographic region or property type.

SRH REIT Covered Call ETF | Equity REITs Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Equity REITs Risk. Certain REITs may make direct investments in real estate, often referred to as “Equity REITs.” Equity REITs earn rental income from leasing those properties and may realize gains or losses when selling the properties. Equity REITs will be affected by conditions in the real estate rental market.

SRH REIT Covered Call ETF | Interest Rates Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Interest Rate Risk. Rising interest rates could result in higher costs of capital for real estate companies, which could negatively affect a real estate company’s ability to meet its payment obligations. On the other hand, declining interest rates could result in increased prepayment on loans and require redeployment of capital in less desirable investments by such real estate company. Thus, rising interest rates and/or declining interest rates may cause the value of the Fund’s investments to decline.

SRH REIT Covered Call ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Leverage Risk. Real estate companies may use leverage (and some may be highly leveraged). Leverage, and the financial covenants related thereto, may increase investment risk and the risks normally associated with debt financing and adversely affect a company’s operations and market value, especially during periods of rising interest rates.

SRH REIT Covered Call ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Liquidity Risk. Investing in real estate companies may involve risks similar to those associated with investing in small- capitalization companies. Lower trading volume in a real estate company shares means that buy and sell transactions in those shares could have a magnified impact on share price. In addition, real estate is relatively illiquid and, therefore, a real estate company may have a limited ability to vary or liquidate its investments at opportune times.

SRH REIT Covered Call ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Operational Risk. Real estate companies are dependent upon management skills and may have limited financial resources. Real estate companies are generally not diversified and may be subject to heavy cash flow dependency, default by borrowers and self-liquidation. A real estate company may also have joint ventures in certain of its properties and, consequently, its ability to control decisions relating to such properties may be limited.

SRH REIT Covered Call ETF | Property Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Property Risk. Real estate companies may be subject to risks relating to functional obsolescence or reduced desirability of properties; extended vacancies due to economic conditions and tenant bankruptcies; catastrophic events such as earthquakes, hurricanes, tornadoes and terrorist acts; casualty or condemnation losses; and demographic trends, such as population shifts, changing tastes and values, and other legal, cultural, technological, global or local economic developments.

SRH REIT Covered Call ETF | Regulatory Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Regulatory Risk. Real estate income and values may be adversely affected by a wide range of rules, regulations, and government actions pertaining to taxes, zoning, and the environment.

SRH REIT Covered Call ETF | Repayment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Repayment Risk. The prices of real estate company securities may drop because of the failure of borrowers to repay their loans, poor management, or the inability to obtain financing either on favorable terms or at all. If the properties do not generate sufficient income to meet operating expenses, the income and ability of the real estate companies to make payments of interest and principal on their loans will be adversely affected.

SRH REIT Covered Call ETF | U.S. Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	U.S. Tax Risk. Certain U.S. real estate companies, such as REITs, are subject to special U.S. federal tax requirements. A REIT that fails to comply with such tax requirements may be subject to U.S. federal income taxation, which may affect the value of the REIT and the characterization of the REIT’s distributions. The U.S. federal tax requirement that a REIT distributes substantially all of its net income to its shareholders may result in the REIT having insufficient capital for future expenditures.

SRH REIT Covered Call ETF | Covered Call Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Covered Call Risk. The writer of a covered call option forgoes any profit from increases in the market value of the underlying security covering the call option above the sum of the premium and the strike price of the call but retains the risk of loss if the underlying security declines in value. The Fund has no control over the exercise of the option by the option holder and may lose the benefit from any capital appreciation on the underlying security.

SRH REIT Covered Call ETF | Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Equity Market Risk. The equity securities held in the Fund’s portfolio, including REITs, may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on the Fund and its investments. For example, the global pandemic caused by COVID-19, a novel coronavirus, and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, has had negative impacts, and in many cases severe impacts, on markets worldwide. The COVID-19 pandemic has caused prolonged disruptions to the normal business operations of companies around the world and the impact of such disruptions is hard to predict. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Such events could adversely affect the prices and liquidity of the Fund’s portfolio securities or other instruments and could result in disruptions in the trading markets.

SRH REIT Covered Call ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
●	ETF Risks. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

SRH REIT Covered Call ETF | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

SRH REIT Covered Call ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

SRH REIT Covered Call ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

SRH REIT Covered Call ETF | Trading [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Trading. Although Shares are listed for trading on NYSE Arca, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares, and this could lead to differences between the market price of the Shares and the underlying value of those Shares.

SRH REIT Covered Call ETF | Limited History Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Limited History Risk. The Fund has a limited history of operations for investors to evaluate. Investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategies, may be unable to implement certain of its investment strategies or may fail to attract sufficient assets, any of which could result in the Fund being liquidated and terminated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such a liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

SRH REIT Covered Call ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Derivatives Risk. The Fund’s use of options involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) the risk of mispricing or improper valuation; and (iii) the risk that changes in the value of an option may not correlate perfectly with the underlying asset, rate or index. Derivative prices may be highly volatile at times and may fluctuate substantially during a short period of time.

SRH REIT Covered Call ETF | FLEX Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	FLEX Options Risk: The Fund will utilize FLEX options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable to, or unwilling to, perform their obligations under the contracts. In the unlikely event that the OCC cannot meet their obligations, the Fund could suffer significant losses. Additionally, FLEX options may be more illiquid than other securities, including traditional options. To the extent that the FLEX options may not be expected to experience regular trading, the FLEX options held by the Fund may be valued based on a price quotation or other equivalent indication of value supplied by a pricing service, rather than based on a price last traded on an exchange. In less liquid markets for FLEX options, the Fund may have difficulty entering into or closing out certain positions at designated times and/or prices. With the creation and redemption of Shares, to the extent market participants are not willing or able to enter into FLEX option transactions with the Fund at prices that reflect the market price of the Shares, the Fund’s NAV and, in turn the share price of the Fund, could suffer significant losses. The Fund may experience substantial downside from specific FLEX option positions, and some may expire worthless. As a FLEX option approaches the predetermined expiration date, its value typically moves in parallel with the value of its underlying reference asset. However, prior to such date, the value of the FLEX options may not increase or decrease at the same rate as the reference asset’s share price on a day-to-day basis. The value of the underlying FLEX options will be affected by many market factors, such as changes in the reference asset’s share price, interest rates, the volatility of the reference asset, and the remaining time to until the FLEX options expire.

SRH REIT Covered Call ETF | Options Premium Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Options Premium Tax Risk: The Fund’s investment strategy may limit its ability to distribute dividends eligible for treatment as qualified dividend income, which for non-corporate shareholders are subject to federal income tax at rates of up to 20%. The Fund’s investment strategy may also limit its ability to distribute dividends eligible for the dividends-received deduction for corporate shareholders. For these reasons, a significant portion of distributions received by Fund shareholders may be subject to tax at effective tax rates that are higher than the rates that would apply if the Fund were to engage in a different investment strategy. You should consult your tax advisor as to the tax consequences of acquiring, owning and disposing of Shares in the Fund.

SRH REIT Covered Call ETF | Market Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market Capitalization Risk

SRH REIT Covered Call ETF | Large-Capitalization Investing [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Large-Capitalization Investing. The Fund’s performance may be adversely affected if securities of large cap companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large cap companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

SRH REIT Covered Call ETF | Mid-Capitalization Investing [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Mid-Capitalization Investing. The Fund may invest in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of mid-capitalization companies underperform securities of other capitalization ranges or the market as a whole. Securities of smaller companies are often more vulnerable to market volatility than securities of larger companies.

SRH REIT Covered Call ETF | Small-Capitalization Investing [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Small-Capitalization Investing. The Fund may invest in the securities of small-capitalization companies. As a result, the Fund may be more volatile than funds that invest in larger, more established companies. The securities of small- capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Small-capitalization companies may be particularly sensitive to changes in interest rates, government regulation, borrowing costs and earnings.

SRH REIT Covered Call ETF | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Active Management Risk. The Sub-Adviser’s judgments about the growth, value or potential appreciation of an investment may prove to be incorrect or fail to have the intended results, which could adversely impact the Fund’s performance and cause it to underperform relative to its benchmark, or not to achieve its investment objective.

SRH REIT Covered Call ETF | Allocation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Allocation Risk. If the Fund’s strategy for allocating assets among different subsectors of REITs does not work as intended, the Fund may not achieve its objective or may underperform other funds with the same or similar investment strategy.

SRH REIT Covered Call ETF | Concentration Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Concentration Risk. Because the Fund will invest more than 25% of its assets in the real estate industry, the Fund is subject to greater volatility risk than a fund that is not concentrated in a single industry. The Fund’s investments may be concentrated in regions or states, which exposes the Fund to region- or state-specific economic risks.

SRH REIT Covered Call ETF | Repayment Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Repayment Risk. The prices of real estate company securities may drop because of the failure of borrowers to repay their loans, poor management, and the inability to obtain financing either on favorable terms or at all. If the properties do not generate sufficient income to meet operating expenses, ground lease payments, tenant improvements, third-party leasing commissions and other capital expenditures, the income and ability of the real estate company to make payments of interest and principal on their loans will be adversely affected.

SRH REIT Covered Call ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
SRH REIT Covered Call ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Non-Diversification Risk. The Fund is non-diversified and can invest a greater portion of its assets in the obligations or securities of a small number of issuers or any single issuer than a diversified fund can. A change in the value of one or a few issuers’ securities will therefore affect the value of the Fund more than if it was a diversified fund.

SRH U.S. Quality GARP ETF | Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on the Fund and its investments. Such events could adversely affect the prices and liquidity of the Fund’s portfolio securities or other instruments and could result in disruptions in the trading markets.

SRH U.S. Quality GARP ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
●	ETF Risks. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

SRH U.S. Quality GARP ETF | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

SRH U.S. Quality GARP ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

SRH U.S. Quality GARP ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

SRH U.S. Quality GARP ETF | Trading [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Trading. Although Shares are listed for trading on NYSE Arca, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares, and this could lead to differences between the market price of the Shares and the underlying value of those Shares.

SRH U.S. Quality GARP ETF | Market Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market Capitalization Risk

SRH U.S. Quality GARP ETF | Large-Capitalization Investing [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Large-Capitalization Investing. The Fund’s performance may be adversely affected if securities of large cap companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large cap companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

SRH U.S. Quality GARP ETF | Mid-Capitalization Investing [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Mid-Capitalization Investing. The Fund may invest in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of mid-capitalization companies underperform securities of other capitalization ranges or the market as a whole. Securities of smaller companies are often more vulnerable to market volatility than securities of larger companies.

SRH U.S. Quality GARP ETF | Small-Capitalization Investing [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Small-Capitalization Investing. The Fund may invest in the securities of small-capitalization companies. As a result, the Fund may be more volatile than funds that invest in larger, more established companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Small-capitalization companies may be particularly sensitive to changes in interest rates, government regulation, borrowing costs and earnings.

SRH U.S. Quality GARP ETF | Correlation to Index [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Correlation to Index. The performance of the Fund and the Index may vary due to factors such as fees and expenses of the Fund, transaction costs regulatory restrictions, and timing differences associated with additions to and deletions from the Index. In addition, errors in the construction or calculation of the Index may occur from time to time and may not be identified and corrected for some period of time, which may adversely impact the Fund and its shareholders.

SRH U.S. Quality GARP ETF | Passive Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Passive Investment Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.

SRH U.S. Quality GARP ETF | Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. The Fund may invest a significant portion of its assets in the following sectors and, therefore, the performance of the Fund could be negatively impacted by events affecting each of these sectors.

SRH U.S. Quality GARP ETF | Consumer Discretionary Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Consumer Discretionary Sector Risk. The success of consumer product manufacturers and retailers is tied closely to the performance of domestic and international economies, interest rates, exchange rates, competition, consumer confidence, changes in demographics and consumer preferences. Companies in the consumer discretionary sector depend heavily on disposable household income and consumer spending, and such companies may be strongly affected by social trends and marketing campaigns. These companies may be subject to severe competition, which may have an adverse impact on their profitability.

SRH U.S. Quality GARP ETF | Financial Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Financial Sector Risk. This sector can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and fallout from the housing and sub-prime mortgage crisis. Insurance companies, in particular, may be significantly affected by changes in interest rates, catastrophic events, price and market competition, the imposition of premium rate caps, or other changes in government regulation or tax law and/or rate regulation, which may have an adverse impact on their profitability. This sector has experienced significant losses in the recent past, and the impact of more stringent capital requirements and of recent or future regulation on any individual financial company or on the sector as a whole cannot be predicted. In recent years, cyber-attacks and technology malfunctions and failures have become increasingly frequent in this sector and have caused significant losses.

SRH U.S. Quality GARP ETF | Industrial Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Industrial Sector Risk. The industrial sector can be significantly affected by, among other things, worldwide economic growth, supply and demand for specific products and services, rapid technological developments, international political and economic developments, environmental issues, tariffs and trade barriers, and tax and governmental regulatory policies. As the demand for, or prices of, industrials increase, the value of the Fund’s investments generally would be expected to also increase. Conversely, declines in the demand for, or prices of, industrials generally would be expected to contribute to declines in the value of such securities. Such declines may occur quickly and without warning and may negatively impact the value of the Fund and your investment.

SRH U.S. Quality GARP ETF | Information Technology Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Information Technology Sector Risk. Market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.

SRH U.S. Quality GARP ETF | Index Methodology Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Index Methodology Risk. Although the Index uses a rules-based proprietary index methodology that is designed to identify growth companies with a higher quality profile that trade at a reasonable valuation level relative to the broader market, there is no guarantee that this methodology will be successful or that the past performance of these stocks will continue. Companies that issue these stocks may experience lower than expected returns or may experience negative growth, as well as increased leverage, resulting in lower than expected or negative returns.

SRH U.S. Quality GARP ETF | Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Tracking Error Risk. As with all index funds, the performance of the Fund and the Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the securities of the Index at all times or may hold securities not included in the Index.

SRH U.S. Quality GARP ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
TrueShares Quarterly Bull Hedge ETF | Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Equity Market Risk. The Fund invests in options that track the performance of U.S. large capitalization companies, which are made up of common stocks. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors including, expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic and banking crises.

TrueShares Quarterly Bull Hedge ETF | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

TrueShares Quarterly Bull Hedge ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

TrueShares Quarterly Bull Hedge ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

TrueShares Quarterly Bull Hedge ETF | Trading [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Trading. Although Shares are listed for trading on Cboe BZX Exchange, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares, and this could lead to differences between the market price of the Shares and the underlying value of those Shares.

TrueShares Quarterly Bull Hedge ETF | Limited History Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Limited History Risk. The Fund has a limited history of operations for investors to evaluate. Investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategies, may be unable to implement certain of its investment strategies or may fail to attract sufficient assets, any of which could result in the Fund being liquidated and terminated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such a liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

TrueShares Quarterly Bull Hedge ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Derivatives Risk. Options are a derivative investment. The Fund’s use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) the risk of mispricing or improper valuation; and (iii) the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset or index. Derivative prices may be highly volatile at times and may fluctuate substantially during a short period of time.

TrueShares Quarterly Bull Hedge ETF | FLEX Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	FLEX Options Risk. The Fund may invest in FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may become illiquid, and in such cases, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices.

TrueShares Quarterly Bull Hedge ETF | Options Premium Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Options Premium Tax Risk. The Fund’s investment strategy may limit its ability to distribute dividends eligible for treatment as qualified dividend income, which for non-corporate shareholders are subject to federal income tax at rates of up to 20%. The Fund’s investment strategy may also limit its ability to distribute dividends eligible for the dividends-received deduction for corporate shareholders. For these reasons, a significant portion of distributions received by Fund shareholders may be subject to tax at effective tax rates that are higher than the rates that would apply if the Fund were to engage in a different investment strategy. You should consult your tax advisor as to the tax consequences of acquiring, owning and disposing of Shares in the Fund.

TrueShares Quarterly Bull Hedge ETF | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Active Management Risk. The adviser’s judgments about an investment may prove to be incorrect or fail to have the intended results, which could adversely impact the Fund’s performance. The adviser’s tail risk strategy may not fully protect the Fund from declines in the market and will not allow the Fund to fully participate in market upside. When the adviser selects out-of-the money call options, the Fund will not participate in equity market gains until they exceed the strike price of the call option. Lower interest rates or higher call option prices will tend to increase the cost of mitigating the risk posed by a decline in U.S. large capitalization equity markets.

TrueShares Quarterly Bull Hedge ETF | Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Options Risk. Buying and selling (writing) options are speculative activities and entail greater than ordinary investment risks. As the buyer of a call option, the Fund risks losing the entire premium invested in the option if the Fund does not exercise the option.

TrueShares Quarterly Bull Hedge ETF | Early Close/Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

TrueShares Quarterly Bull Hedge ETF | ETF Structure Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
●	ETF Structure Risks. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

TrueShares Quarterly Bull Hedge ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

TrueShares Quarterly Bull Hedge ETF | Market and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

TrueShares Quarterly Bull Hedge ETF | Turnover Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Turnover Rate Risk. The Fund may have portfolio turnover rates significantly in excess of 100%. Increased portfolio turnover causes the Fund to incur higher brokerage costs, which may adversely affect the Fund’s performance and may produce increased taxable distributions.

TrueShares Quarterly Bull Hedge ETF | U.S. Government Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	U.S. Government Risk. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government.

TrueShares Quarterly Bull Hedge ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
TrueShares Quarterly Bear Hedge ETF | Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Equity Market Risk. The Fund invests in options that track the performance of U.S. large capitalization companies, which are made up of common stocks. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors including, expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic and banking crises.

TrueShares Quarterly Bear Hedge ETF | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

TrueShares Quarterly Bear Hedge ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

TrueShares Quarterly Bear Hedge ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

TrueShares Quarterly Bear Hedge ETF | Trading [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Trading. Although Shares are listed for trading on Cboe BZX Exchange, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares, and this could lead to differences between the market price of the Shares and the underlying value of those Shares.

TrueShares Quarterly Bear Hedge ETF | Limited History Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Limited History Risk. The Fund has a limited history of operations for investors to evaluate. Investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategies, may be unable to implement certain of its investment strategies or may fail to attract sufficient assets, any of which could result in the Fund being liquidated and terminated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such a liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

TrueShares Quarterly Bear Hedge ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Derivatives Risk. Options are a derivative investment. The Fund’s use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) the risk of mispricing or improper valuation; and (iii) the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset or index. Derivative prices may be highly volatile at times and may fluctuate substantially during a short period of time.

TrueShares Quarterly Bear Hedge ETF | FLEX Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	FLEX Options Risk. The Fund may invest in FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may become illiquid, and in such cases, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices.

TrueShares Quarterly Bear Hedge ETF | Options Premium Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Options Premium Tax Risk. The Fund’s investment strategy may limit its ability to distribute dividends eligible for treatment as qualified dividend income, which for non-corporate shareholders are subject to federal income tax at rates of up to 20%. The Fund’s investment strategy may also limit its ability to distribute dividends eligible for the dividends-received deduction for corporate shareholders. For these reasons, a significant portion of distributions received by Fund shareholders may be subject to tax at effective tax rates that are higher than the rates that would apply if the Fund were to engage in a different investment strategy. You should consult your tax advisor as to the tax consequences of acquiring, owning and disposing of Shares in the Fund.

TrueShares Quarterly Bear Hedge ETF | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Active Management Risk. The adviser’s judgments about an investment may prove to be incorrect or fail to have the intended results, which could adversely impact the Fund’s performance. The adviser’s tail risk strategy is not designed for upside participation in the markets and will underperform in rising equity markets relative to traditional long-only equity strategies. While the adviser’s strategy is designed to benefit from meaningful declines in the domestic large cap equity market, the Fund will not fully benefit from any given downswing in the market. When the adviser selects out-of-the money put options, the Fund will not participate in equity market declines until they exceed the strike price of the put option. Lower interest rates or higher put option prices will tend to increase the cost of attempting to benefit from meaningful declines in the U.S. large capitalization equity markets.

TrueShares Quarterly Bear Hedge ETF | Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Options Risk. Buying and selling (writing) options are speculative activities and entail greater than ordinary investment risks. As the buyer of a put option, the Fund risks losing the entire premium invested in the option if the Fund does not exercise the option.

TrueShares Quarterly Bear Hedge ETF | Early Close/Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

TrueShares Quarterly Bear Hedge ETF | ETF Structure Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
●	ETF Structure Risks. The Fund is an ETF and, as a result of an ETF’s structure, it is exposed to the following risks:

TrueShares Quarterly Bear Hedge ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

TrueShares Quarterly Bear Hedge ETF | Market and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

TrueShares Quarterly Bear Hedge ETF | Turnover Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Turnover Rate Risk. The Fund may have portfolio turnover rates significantly in excess of 100%. Increased portfolio turnover causes the Fund to incur higher brokerage costs, which may adversely affect the Fund’s performance and may produce increased taxable distributions.

TrueShares Quarterly Bear Hedge ETF | U.S. Government Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	U.S. Government Risk. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government.

TrueShares Quarterly Bear Hedge ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.